Advances for Vessels under Construction	12 Months Ended
Dec. 31, 2016
Advances for Vessels under Construction [Abstract]
Advances for Vessels under Construction
5.	Advances for Vessels Under Construction

As discussed in Note 4, the Company sold all the issued and outstanding share capital of Amphitrite Shipping Inc. and Mirabel International Maritime Co. owning the shipbuilding contracts for the Ultramax newbuilding drybulk carriers with Hull numbers DY4050 and DY4052, respectively, to entities nominated by Allseas.

As of December 31, 2015, the Company had agreed with Jiangsu Yangzijiang Shipbuilding Co., or Yangzijiang, to extend the deliveries of its three Kamsarmax newbuilding drybulk carriers (Hull numbers YZJ1144, YZJ1145 and YZJ1142), to the third and fourth quarter of 2016, subject to certain conditions, at no extra cost to the Company. In October 2016, the Company received a cancellation notice from Yangzijiang. The prevailing market conditions, coupled with the financial condition of the Company, did not allow the Company to take delivery of the Kamsarmax newbuilding drybulk carrier with Hull number YZJ2013-1144 by September 30, 2016, the latest date to complete such vessel acquisition. Following the failure to take delivery of the Kamsarmax newbuilding drybulk carrier with Hull number YZJ2013-1144, Yangzijiang cancelled the contracts for all three Kamsarmax newbuilding drybulk carriers, pursuant to the terms of the ship-building contracts.

Following the above, an aggregate impairment loss of $11,615,889 was recorded and is included in Impairment loss in the 2016 accompanying consolidated statement of comprehensive income (refer to Note 8).